Organization and Business Background (Details)	Feb. 23, 2023 shares	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 23, 2019 HKD ($)	Dec. 18, 2019 HKD ($)
Malaysia Company [Member]
Organization and Business Background [Line Items]
Ownership percentage				100.00%
Compensation amount (in Dollars) | $				$ 1
Hong Kong Company [Member]
Organization and Business Background [Line Items]
Compensation amount (in Dollars) | $			$ 1
StarFIN Holdings Limited [Member]
Organization and Business Background [Line Items]
Ownership percentage	10.91%	100.00%
Shares issued (in Shares) | shares		8,232,038
Aggregate value fair value amount (in Dollars) | $		$ 9,055,242
Share issued and outstanding percentage	57.10%
StarFIN Holdings Limited [Member] | Acquisition Agreement [Member]
Organization and Business Background [Line Items]
Purchased shares (in Shares) | shares		10,000
Shares issued (in Shares) | shares		8,232,038
Shares price per share (in Dollars per share) | $ / shares		$ 1.1
Aggregate value fair value amount (in Dollars) | $		$ 9,055,242
Mr. Kai Cheong Wong [Member]
Organization and Business Background [Line Items]
Ownership percentage	29.94%
Hoo Swee Ping [Member]
Organization and Business Background [Line Items]
Share issued and outstanding percentage	40.22%
Cham Hui Yin [Member]
Organization and Business Background [Line Items]
Ownership percentage	0.48%
Shares issued (in Shares) | shares	8,051,511